Right of use assets (Tables)	12 Months Ended
Dec. 31, 2023
Right of use assets
Schedule of right of use asset disclosures

	Land and buildings £m	Plant and equipment £m	Vehicles £m	Total £m
Net book value at 1 January 2022	88	1	10	99
Exchange adjustments	8	–	1	9
Additions	62	–	10	72
Depreciation	(30)	(1)	(7)	(38)
Net book value at 31 December 2022	128	–	14	142
Exchange adjustments	(6)	–	(1)	(7)
Additions	39	1	13	53
Depreciation	(39)	–	(10)	(49)
Disposals and write-offs	(17)	–	–	(17)
Net book value at 31 December 2023	105	1	16	122